Subsequent events	12 Months Ended
Dec. 31, 2018
Events After Reporting Period [Abstract]
Subsequent events
Subsequent events
The Group has evaluated subsequent events through February 22, 2019, which is the date the financial statements were authorized for issuance.
On February 14, 2019, FCA Italy and Groupe PSA announced a signed agreement to extend the Sevel cooperation agreement to 2023 and increase production capacity from 2019. The terms of the new agreement also include continued manufacture by Sevel of Fiat Ducato, Peugeot Boxer and Citroën Jumper large vans as well as additional versions to cover the needs of the Opel and Vauxhall brands.